Acquisition Of Additional Ownership Interest In Syncrude (Tables)	12 Months Ended
Dec. 31, 2017
Syncrude
Disclosure of detailed information about business combination [line items]
Purchase Price Allocation

The purchase price allocation was based on management's best estimates of fair values of Syncrude's assets and liabilities as at June 23, 2016.

($ millions)

Accounts receivable	8

Inventory	19

Property, plant and equipment	1 330

Exploration and evaluation	82

Total assets acquired	1 439

Accounts payable and other liabilities	(29)

Employee future benefits	(49)

Decommissioning provision	(187)

Deferred income taxes	(228)

Total liabilities assumed	(493)

Net assets acquired	946